Income Taxes - Income Tax Losses (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	$ 408
Deferred tax asset	(67)	$ (37)	$ (40)
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	317
CANADA | Maturity Year 2026
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	8
CANADA | Maturity Year 2027
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	14
CANADA | Maturity Year 2029
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	28
CANADA | Maturity Year 2030
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	62
CANADA | Maturity Year 2032
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	53
CANADA | Maturity Year 2033
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	5
CANADA | Maturity Year 2037
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	147
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	91
UNITED STATES | Maturity Year 2019
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	8
UNITED STATES | Maturity Year 2020
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	3
UNITED STATES | Maturity Year 2029
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	12
UNITED STATES | Maturity Year 2037
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	68
Deferred Tax Asset, Before Offset
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax asset	228	223	279
Deferred Tax Asset, Before Offset | RECOGNIZED TAX BENEFIT ARISING FROM INCOME TAX LOSSES
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax asset	$ 105	$ 134	$ 159